Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Sinopec Shanghai Petrochemical Company Limited
Entity Central Index Key	0000908732
Entity Address, Country	CN
Entity Address, Address Line One	No. 48 Jinyi Road, Jinshan District, Shanghai, PRC 200540
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200540
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity File Number	1-12158
Auditor Name	KPMG Huazhen LLP	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1186	1424
Auditor Location	Shanghai, China	Shanghai, the People’s Republic of China
Entity Incorporation, State or Country Code	F4
Amendment Description	Sinopec Shanghai Petrochemical Company Limited (the “Company”) is filing this Amendment No. 1 on Form 20-F (this “Amendment No. 1”) to our annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 28, 2022 (the “Original Filing”), to address several comments from the Staff of the SEC relating to certain legal and operational risks associated with our being based in and having the majority of our operations in China. Accordingly, we are restating in their entirety the following sections of our Form 20-F: (i) Part I – Item 3 (Key Information) and Item 4 (Information on the Company) and (ii) Part III – Item 19 (Exhibits). Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, new certifications by our President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are being filed as exhibits to this Amendment No. 1. Because no financial statements have been included in this Amendment No. 1 and this Amendment No. 1 does not contain or amend any disclosure with respect to Item 15 of Form 20-F, paragraphs 3, 4, and 5 have been omitted from such certifications. The Company is not including certifications pursuant to Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) because no financial statements are filed with this Amendment No. 1. No attempt has been made in this Amendment No. 1 to modify or update in any way the financial statements or any other items or disclosures in the Original Filing except as required to reflect the amendments discussed above. Except as otherwise noted herein, this Amendment No. 1 continues to describe conditions as of the date of the Original Filing, and the disclosures contained herein have not been updated to reflect events, results or developments that occurred after the date of the Original Filing, or to modify or update those disclosures affected by subsequent events. Among other things, forward-looking statements made in the Original Filing have not been revised to reflect events, results or developments that occurred or facts that became known to us after the date of the Original Filing, and such forward-looking statements should be read in conjunction with the Original Filing and our filings with the SEC subsequent to the filing of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and our other filings with the SEC subsequent to April 28, 2022.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	No. 48 Jinyi Road, Jinshan District, Shanghai, 200540
Entity Address, City or Town	Shanghai,
Entity Address, Postal Zip Code	200540
Contact Personnel Name	Mr. Wan Tao
City Area Code	+86
Local Phone Number	57943143
Contact Personnel Fax Number	57940050
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	SHI
Title of 12(b) Security	American Depositary Shares, each representing 100 H Shares, par value RMB1.00 per Share
Security Exchange Name	NYSE
H shares [member]
Document Information [Line Items]
Title of 12(b) Security	H Shares, par value RMB1.00 per Share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,495,000,000
A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,328,813,500